Convertible Note (Details) - USD ($)					1 Months Ended	12 Months Ended
	Mar. 27, 2024	Dec. 13, 2023	Mar. 07, 2023	Dec. 19, 2022	Mar. 16, 2022	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Convertible Note [Line Items]
Original principal amount (in Dollars)					$ 2,804,848
Original issue discount (in Dollars)					168,291
TransactionCosts (in Dollars)					$ 20,000
Par value per share (in Dollars per share)						$ 2	$ 2
Gross proceeds (in Dollars)						$ 1,063,333	$ 3,721,667	$ 2,804,848
Material Terms of the Convertible Note 2022-1 [Member]
Convertible Note [Line Items]
Effective interest rate						6.00%
Par value per share (in Dollars per share)						$ 0.3
Convertible Note – 2022-1 [Member]
Convertible Note [Line Items]
Warrants value (in Dollars)						$ 448,291
Material Terms of the Convertible Note 2023-1 [Member]
Convertible Note [Line Items]
Effective interest rate						6.00%
Par value per share (in Dollars per share)						$ 0.6
Accrue lesser percentage						15.00%
Material Terms of the Convertible Note 2023-2 [Member]
Convertible Note [Line Items]
Effective interest rate						6.00%
Ordinary shares (in Dollars per share)						$ 3
Accrue lesser percentage						15.00%
Weighted average price percentage						80.00%
Number of trading days						15 years
Material Terms of the Convertible Note 2024 [Member]
Convertible Note [Line Items]
Effective interest rate						6.00%
Ordinary shares (in Dollars per share)						$ 3
Weighted average price percentage						80.00%
Number of trading days						15 years
Convertible Note – 2022-1 [Member]
Convertible Note [Line Items]
Effective interest rate						26.16%
Shares issued upon conversion (in Shares)						4,748,930
Fair value of shares (in Dollars)						$ 2,906,511
Convertible Note – 2022-2 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)				$ 1,595,000		$ 1,595,000
Effective interest rate						20.56%
Par value per share (in Dollars per share)						$ 0.6
Warrants value (in Dollars)						$ 220,035
Shares issued upon conversion (in Shares)						608,525
Fair value of shares (in Dollars)						$ 844,000
Ordinary shares (in Dollars per share)				$ 0.08
Gross proceeds (in Dollars)				$ 1,500,000
Interest per annum						6.00%
Accrue lesser percentage						15.00%
Extinguished debt amount (in Dollars)						$ 0
Convertible Note 2023-2 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)		$ 531,667	$ 2,126,667
Effective interest rate						19.36%
Par value per share (in Dollars per share)		$ 2
Ordinary shares (in Dollars per share)			$ 0.08
Gross proceeds (in Dollars)		$ 500,000	$ 2,000,000			$ 58,695
Convertible Note – 2023-1 [Member]
Convertible Note [Line Items]
Effective interest rate						16.26%
Warrants value (in Dollars)						$ 211,702
Shares issued upon conversion (in Shares)						7,417,064	987,881
Fair value of shares (in Dollars)						$ 1,969,807	$ 225,000
Convertible Note – 2024 [Member]
Convertible Note [Line Items]
Original principal amount (in Dollars)	$ 531,667
Effective interest rate						17.61%
Par value per share (in Dollars per share)	$ 2
Warrants value (in Dollars)						$ 51,667
Gross proceeds (in Dollars)	$ 500,000
Minimum [Member]
Convertible Note [Line Items]
Effective interest rate						6.00%
Minimum [Member] | Material Terms of the Convertible Note 2022-1 [Member]
Convertible Note [Line Items]
Investment interest rate						12.00%
Minimum [Member] | Material Terms of the Convertible Note 2023-1 [Member]
Convertible Note [Line Items]
Investment interest rate						5.00%
Minimum [Member] | Material Terms of the Convertible Note 2023-2 [Member]
Convertible Note [Line Items]
Investment interest rate						5.00%
Minimum [Member] | Material Terms of the Convertible Note 2024 [Member]
Convertible Note [Line Items]
Investment interest rate						5.00%
Minimum [Member] | Convertible Note – 2022-2 [Member]
Convertible Note [Line Items]
Investment interest rate						15.00%
Maximum [Member]
Convertible Note [Line Items]
Effective interest rate						18.00%
Maximum [Member] | Material Terms of the Convertible Note 2022-1 [Member]
Convertible Note [Line Items]
Investment interest rate						22.00%
Maximum [Member] | Material Terms of the Convertible Note 2023-1 [Member]
Convertible Note [Line Items]
Investment interest rate						15.00%
Maximum [Member] | Material Terms of the Convertible Note 2023-2 [Member]
Convertible Note [Line Items]
Investment interest rate						15.00%
Maximum [Member] | Material Terms of the Convertible Note 2024 [Member]
Convertible Note [Line Items]
Investment interest rate						15.00%
Accrue lesser percentage						15.00%
Maximum [Member] | Convertible Note – 2022-2 [Member]
Convertible Note [Line Items]
Investment interest rate						5.00%